Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 602,851
Due from one year to five years	9,953,844
Due from five years to ten years	6,143,527
Due after ten years	4,819,859
Held-to-maturity debt securities, Amortized cost	21,520,081	¥ 4,595,109
Held-to-maturity debt securities, Fair value:
Due in one year or less	604,679
Due from one year to five years	9,976,471
Due from five years to ten years	6,101,314
Due after ten years	4,703,692
Held-to-maturity debt securities, Fair value	21,386,156	4,606,305
Available-for-sale debt securities, Fair value:
Due in one year or less	22,126,650
Due from one year to five years	7,917,008
Due from five years to ten years	2,280,186
Due after ten years	3,416,958
Available-for-sale debt securities, Fair value	¥ 35,740,802	¥ 45,798,442